Income taxes and mining tax credits (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]

	Year ended	Year ended
	December 31,	December 31,
	2018	2017
	$	$
Income (loss) before income taxes	1,150,637	(683,299)

Statutory tax rate	27%	26%
Expected income tax expense (recovery) at the statutory
tax rate	310,672	(177,658)
Items not deductible for tax and other	618,099	110,724
Change in valuation allowance	(928,771)	199,596
Income tax recovery	-	-

Disclosure of deferred taxes [Table Text Block]
	December 31,	December 31,
	2018	2017
	$	$
Federal investment tax credits	654,183	663,144
Exploration and evaluation assets	1,832,035	3,804,616
Non-capital loss carryforwards	4,742,207	4,126,349
Marketable securities	450,106	-
Other	71,906	85,439
Valuation allowance	(7,750,437)	(8,679,208)
	-	-

Disclosure of detailed information about tax pools available [Table Text Block]
				Canadian federal
	Canadian			investment tax credit
	resource pools	Non-capital losses	Other	losses
	$	$	$	$
2025	-	-	-	25,187
2026	-	1,664,306	-	92,277
2027	-	3,323,364	-	58,467
2028	-	2,559,941	-	237,882
2029	-	2,621,029	-	249,331
2030	-	2,388,895	-	-
2031	-	1,392,745	-	-
2032	-	818,329	-	-
2033	-	202,411	-	-
2034	-	266,149	-	-
2035	-	173,814	-	-
2036	-	152,243	-	-
2037	-	307,139	-	-
2038	-	1,693,154	-	-
No expiry	9,118,585	-	336,763	-
	9,118,585	17,560,841	336,763	663,144